Transamerica Balanced II

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 59.6%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.	3,921	$ 375,240
Northrop Grumman Corp.	253	122,533
Textron, Inc.	2,605	242,004
TransDigm Group, Inc.	244	315,790
		1,055,567
Air Freight & Logistics - 0.5%
FedEx Corp.	811	245,125
United Parcel Service, Inc., Class B	2,904	378,594
		623,719
Automobile Components - 0.1%
Aptiv PLC (A)	1,280	88,819
Automobiles - 0.7%
Tesla, Inc. (A)	3,348	776,970
Banks - 2.1%
Bank of America Corp.	18,997	765,769
Citigroup, Inc.	1,339	86,874
Fifth Third Bancorp	7,254	307,134
Truist Financial Corp.	8,662	387,105
US Bancorp	5,321	238,807
Wells Fargo & Co.	10,005	593,697
		2,379,386
Beverages - 1.1%
Coca-Cola Co.	9,669	645,309
Monster Beverage Corp. (A)	4,418	227,306
PepsiCo, Inc.	1,994	344,304
		1,216,919
Biotechnology - 1.7%
AbbVie, Inc.	4,588	850,248
Biogen, Inc. (A)	518	110,438
BioMarin Pharmaceutical, Inc. (A)	335	28,250
Neurocrine Biosciences, Inc. (A)	441	62,432
Regeneron Pharmaceuticals, Inc. (A)	401	432,755
Sarepta Therapeutics, Inc. (A)	215	30,582
Vertex Pharmaceuticals, Inc. (A)	887	439,704
		1,954,409
Broadline Retail - 2.5%
Amazon.com, Inc. (A)	15,174	2,837,235
Building Products - 0.9%
Carrier Global Corp.	4,390	299,003
Masco Corp.	2,087	162,473
Trane Technologies PLC	1,682	562,259
		1,023,735
Capital Markets - 1.4%
Ameriprise Financial, Inc.	144	61,930
Charles Schwab Corp.	3,564	232,337
CME Group, Inc.	1,722	333,569
Goldman Sachs Group, Inc.	888	452,019
Intercontinental Exchange, Inc.	1,951	295,693
State Street Corp.	3,147	267,401
		1,642,949
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Dow, Inc.	5,572	$ 303,507
Eastman Chemical Co.	459	47,428
Linde PLC	1,304	591,364
LyondellBasell Industries NV, Class A	1,737	172,762
PPG Industries, Inc.	854	108,441
		1,223,502
Commercial Services & Supplies - 0.0% (B)
Cintas Corp.	78	59,587
Communications Equipment - 0.1%
Motorola Solutions, Inc.	243	96,938
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	161	95,529
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	643	528,546
Distributors - 0.0% (B)
LKQ Corp.	1,005	41,708
Electric Utilities - 1.3%
NextEra Energy, Inc.	6,517	497,834
NRG Energy, Inc.	333	25,032
PG&E Corp.	17,986	328,244
Southern Co.	7,108	593,660
		1,444,770
Electrical Equipment - 0.2%
AMETEK, Inc.	249	43,196
Eaton Corp. PLC	778	237,127
		280,323
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity Ltd.	447	68,986
Energy Equipment & Services - 0.1%
Baker Hughes Co.	2,546	98,581
Entertainment - 0.2%
Netflix, Inc. (A)	208	130,697
Warner Music Group Corp., Class A	2,492	74,785
		205,482
Financial Services - 3.0%
Berkshire Hathaway, Inc., Class B (A)	2,158	946,283
Block, Inc. (A)	694	42,945
Corpay, Inc. (A)	869	253,592
Fidelity National Information Services, Inc.	3,597	276,358
Mastercard, Inc., Class A	2,302	1,067,460
Visa, Inc., Class A	2,899	770,177
		3,356,815
Food Products - 0.6%
Hershey Co.	495	97,753
Mondelez International, Inc., Class A	7,850	536,547
		634,300
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 0.7%
CSX Corp.	7,092	$ 248,929
Uber Technologies, Inc. (A)	5,735	369,736
Union Pacific Corp.	688	169,750
		788,415
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	922	97,676
Baxter International, Inc.	1,278	45,778
Boston Scientific Corp. (A)	4,560	336,893
Dexcom, Inc. (A)	555	37,640
Medtronic PLC	3,803	305,457
Stryker Corp.	1,471	481,679
		1,305,123
Health Care Providers & Services - 1.6%
Elevance Health, Inc.	564	300,065
HCA Healthcare, Inc.	233	84,591
Humana, Inc.	438	158,385
McKesson Corp.	189	116,617
UnitedHealth Group, Inc.	1,951	1,124,088
		1,783,746
Health Care REITs - 0.4%
Ventas, Inc.	4,423	240,788
Welltower, Inc.	1,432	159,310
		400,098
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	109	404,936
Chipotle Mexican Grill, Inc. (A)	5,409	293,817
Expedia Group, Inc. (A)	1,277	163,034
Hilton Worldwide Holdings, Inc.	986	211,665
McDonald's Corp.	1,172	311,049
Royal Caribbean Cruises Ltd. (A)	1,526	239,155
Yum! Brands, Inc.	2,374	315,338
		1,938,994
Household Durables - 0.2%
Lennar Corp., Class A	583	103,150
Toll Brothers, Inc.	526	75,066
		178,216
Household Products - 0.3%
Church & Dwight Co., Inc.	1,400	137,214
Procter & Gamble Co.	1,091	175,389
		312,603
Independent Power & Renewable Electricity Producers - 0.0% (B)
Vistra Corp.	493	39,055
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	3,296	674,856
Industrial REITs - 0.4%
Prologis, Inc.	3,378	425,797
Insurance - 1.3%
Aflac, Inc.	1,671	159,380
Aon PLC, Class A	502	164,912
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	2,591	$ 199,119
Principal Financial Group, Inc.	1,667	135,877
Progressive Corp.	2,009	430,167
Travelers Cos., Inc.	1,637	354,312
		1,443,767
Interactive Media & Services - 3.8%
Alphabet, Inc., Class A	8,535	1,464,094
Alphabet, Inc., Class C	6,445	1,115,952
Meta Platforms, Inc., Class A	3,708	1,760,669
		4,340,715
IT Services - 0.6%
Accenture PLC, Class A	1,117	369,303
Cognizant Technology Solutions Corp., Class A	4,011	303,552
		672,855
Life Sciences Tools & Services - 0.9%
Danaher Corp.	1,478	409,524
Thermo Fisher Scientific, Inc.	997	611,500
		1,021,024
Machinery - 0.8%
Deere & Co.	1,264	470,183
Ingersoll Rand, Inc.	1,229	123,391
Otis Worldwide Corp.	3,590	339,255
		932,829
Media - 0.6%
Charter Communications, Inc., Class A (A)	448	170,115
Comcast Corp., Class A	12,126	500,440
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	2,176	49,221
		719,776
Metals & Mining - 0.1%
Nucor Corp.	525	85,544
Multi-Utilities - 0.1%
CMS Energy Corp.	2,371	153,641
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	739	118,587
ConocoPhillips	3,861	429,343
Diamondback Energy, Inc.	1,366	276,356
EOG Resources, Inc.	3,241	410,959
EQT Corp.	936	32,301
Exxon Mobil Corp.	9,597	1,138,108
		2,405,654
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	2,788	119,940
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	574	57,176
Kenvue, Inc.	7,217	133,442
		190,618
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	8,056	$ 383,143
Eli Lilly & Co.	1,033	830,811
Johnson & Johnson	2,586	408,200
Merck & Co., Inc.	3,114	352,287
		1,974,441
Professional Services - 0.2%
Leidos Holdings, Inc.	1,648	237,971
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	2,164	148,624
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (A)	3,000	433,440
Analog Devices, Inc.	2,422	560,402
Broadcom, Inc.	3,911	628,420
Lam Research Corp.	214	197,145
Micron Technology, Inc.	3,716	408,091
NVIDIA Corp.	38,382	4,491,462
NXP Semiconductors NV	2,143	563,952
Qorvo, Inc. (A)	137	16,413
Texas Instruments, Inc.	2,983	607,965
		7,907,290
Software - 6.1%
Adobe, Inc. (A)	220	121,363
Cadence Design Systems, Inc. (A)	396	105,993
Intuit, Inc.	729	471,918
Microsoft Corp.	11,948	4,998,446
Salesforce, Inc.	2,179	563,925
ServiceNow, Inc. (A)	791	644,183
		6,905,828
Specialized REITs - 0.4%
Digital Realty Trust, Inc.	1,593	238,137
SBA Communications Corp.	1,007	221,077
		459,214
Specialty Retail - 1.7%
AutoZone, Inc. (A)	163	510,791
Best Buy Co., Inc.	1,560	134,971
Burlington Stores, Inc. (A)	646	168,167
Lowe's Cos., Inc.	2,886	708,542
O'Reilly Automotive, Inc. (A)	101	113,760
Ross Stores, Inc.	1,646	235,757
		1,871,988
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	21,893	4,861,997
Hewlett Packard Enterprise Co.	6,756	134,512
Seagate Technology Holdings PLC	3,232	330,213
Western Digital Corp. (A)	1,132	75,901
		5,402,623
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (A)	264	68,286
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.3%
Altria Group, Inc.	1,972	$ 96,648
Philip Morris International, Inc.	1,781	205,100
		301,748
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	194	146,877
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,230	224,204
Total Common Stocks (Cost $36,230,871)		67,317,135

	Principal	Value
CORPORATE DEBT SECURITIES - 13.2%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 91,000	66,823
6.53%, 05/01/2034 (C)	62,000	64,773
6.86%, 05/01/2054 (C)	43,000	45,397
General Electric Co.
4.13%, 10/09/2042	48,000	40,987
4.50%, 03/11/2044	79,000	70,476
HEICO Corp.
5.35%, 08/01/2033	108,000	109,122
		397,578
Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	54,000	47,541
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	151,000	156,064
		203,605
Automobiles - 0.4%
BMW US Capital LLC
2.80%, 04/11/2026 (C)	65,000	62,832
Ford Motor Co.
4.35%, 12/08/2026	63,000	61,726
General Motors Co.
6.25%, 10/02/2043	15,000	15,211
General Motors Financial Co., Inc.
5.00%, 04/09/2027	70,000	69,982
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (C)	91,000	95,464
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (C)	200,000	180,061
		485,276
Banks - 2.3%
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (D), 01/23/2035	52,000	52,931
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	288,000	297,461
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (D), 07/21/2039	$ 33,000	$ 33,397
Barclays PLC
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	203,000	207,267
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (D), 06/11/2035	44,000	44,553
Fixed until 05/25/2033, 6.17% (D), 05/25/2034	42,000	43,454
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	128,000	108,679
ING Groep NV
Fixed until 09/11/2033, 6.11% (D), 09/11/2034	200,000	210,433
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	106,000	99,924
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	235,000	236,236
Fixed until 01/23/2034, 5.34% (D), 01/23/2035	52,000	52,649
Fixed until 04/22/2034, 5.77% (D), 04/22/2035	40,000	41,773
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (D), 03/13/2032 (E)	43,000	43,978
Morgan Stanley
Fixed until 01/16/2029, 5.17% (D), 01/16/2030	214,000	215,917
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	125,000	125,519
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (D), 01/22/2035	15,000	15,410
Fixed until 08/18/2033, 5.94% (D), 08/18/2034	80,000	83,714
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (D), 01/26/2034	82,000	80,201
Fixed until 01/24/2034, 5.71% (D), 01/24/2035	55,000	56,029
Fixed until 06/08/2033, 5.87% (D), 06/08/2034	48,000	49,364
Fixed until 10/30/2028, 7.16% (D), 10/30/2029	40,000	42,970
UBS Group AG
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (C)	262,000	280,561
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (D), 07/25/2034	114,000	116,180
		2,538,600
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	68,000	59,452
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 63,000	$ 58,217
3.70%, 12/06/2026	16,000	15,593
		133,262
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	50,000	36,020
5.60%, 03/02/2043	48,000	48,267
CSL Finance PLC
4.63%, 04/27/2042 (C)	48,000	43,918
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	19,996
Royalty Pharma PLC
2.20%, 09/02/2030	77,000	65,515
		213,716
Building Products - 0.1%
Lowe's Cos., Inc.
3.75%, 04/01/2032	108,000	99,815
Mohawk Industries, Inc.
5.85%, 09/18/2028	46,000	47,635
		147,450
Capital Markets - 0.2%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (D), 05/19/2034	141,000	145,735
LPL Holdings, Inc.
5.70%, 05/20/2027	43,000	43,392
		189,127
Chemicals - 0.1%
Celanese US Holdings LLC
6.70%, 11/15/2033	61,000	65,383
Nutrien Ltd.
4.90%, 03/27/2028	50,000	50,023
		115,406
Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (C)(E)	79,000	73,719
Ashtead Capital, Inc.
5.80%, 04/15/2034 (C)	200,000	202,759
Element Fleet Management Corp.
6.32%, 12/04/2028 (C)	123,000	128,733
GXO Logistics, Inc.
2.65%, 07/15/2031	153,000	126,461
6.50%, 05/06/2034	50,000	51,826
Quanta Services, Inc.
2.90%, 10/01/2030	56,000	50,045
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	160,000	135,440
Veralto Corp.
5.45%, 09/18/2033 (C)	70,000	71,362
		840,345
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.1%
American Express Co.
Fixed until 04/25/2029, 5.53% (D), 04/25/2030	$ 84,000	$ 86,240
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	73,000	59,753
Sysco Corp.
3.30%, 07/15/2026	104,000	100,999
		160,752
Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	64,000	60,033
Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033 (E)	47,000	48,574
Diversified REITs - 0.4%
Safehold GL Holdings LLC
6.10%, 04/01/2034	68,000	69,661
SBA Tower Trust
1.88%, 07/15/2050 (C)	56,000	53,276
2.84%, 01/15/2050 (C)	300,000	295,765
WP Carey, Inc.
5.38%, 06/30/2034	71,000	70,599
		489,301
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.
1.68%, 10/30/2030	177,000	146,909
2.99%, 10/30/2056	105,000	65,852
		212,761
Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	66,000	64,900
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	35,268
CMS Energy Corp.
4.88%, 03/01/2044	26,000	23,985
DTE Electric Co.
4.30%, 07/01/2044	101,000	87,388
Duke Energy Corp.
3.75%, 09/01/2046	101,000	75,780
Duke Energy Progress LLC
3.60%, 09/15/2047	64,000	47,757
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	20,000	19,620
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	58,290
Public Service Electric & Gas Co.
3.00%, 05/15/2025	49,000	48,150
Vistra Operations Co. LLC
6.88%, 04/15/2032 (C)	42,000	43,241
		504,379
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.
5.25%, 04/05/2034	$ 86,000	$ 87,566
Arrow Electronics, Inc.
2.95%, 02/15/2032	85,000	72,474
5.88%, 04/10/2034	43,000	43,341
Keysight Technologies, Inc.
4.60%, 04/06/2027	63,000	62,557
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	50,000	46,481
Trimble, Inc.
6.10%, 03/15/2033	70,000	73,474
		385,893
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (C)	90,000	87,289
Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	150,000	148,285
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	49,000	46,502
5.50%, 12/15/2024 (C)	147,000	146,783
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (C)	47,000	46,940
5.75%, 11/15/2029 (C)	127,000	128,896
		517,406
Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	94,000	82,202
Cargill, Inc.
5.13%, 10/11/2032 (C)	49,000	49,717
J M Smucker Co.
6.50%, 11/15/2043	42,000	45,297
Viterra Finance BV
4.90%, 04/21/2027 (C)	200,000	198,084
		375,300
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (C)	200,000	190,894
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.
5.45%, 02/15/2034	53,000	54,072
Centene Corp.
3.38%, 02/15/2030	60,000	54,053
Cigna Group
2.40%, 03/15/2030	54,000	47,660
5.25%, 02/15/2034	98,000	98,659
CVS Health Corp.
5.25%, 01/30/2031	31,000	31,232
6.00%, 06/01/2044	77,000	77,087
Elevance Health, Inc.
2.25%, 05/15/2030	61,000	53,192
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
5.60%, 04/01/2034	$ 68,000	$ 68,867
6.00%, 04/01/2054	68,000	68,330
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (C)	33,000	33,070
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	51,000	46,337
Molina Healthcare, Inc.
4.38%, 06/15/2028 (C)	16,000	15,215
UnitedHealth Group, Inc.
5.20%, 04/15/2063	74,000	69,822
		717,596
Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	100,000	104,504
Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts LP
5.70%, 07/01/2034	32,000	32,199
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	41,000	40,715
5.25%, 06/30/2029	68,000	68,469
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	42,000	32,999
		142,183
Insurance - 0.6%
Allstate Corp.
5.05%, 06/24/2029	141,000	142,499
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	224,000	221,323
Equitable Holdings, Inc.
5.59%, 01/11/2033	127,000	130,774
Global Atlantic Finance Co.
6.75%, 03/15/2054 (C)	18,000	18,110
7.95%, 06/15/2033 (C)	82,000	91,502
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	94,000	82,771
		686,979
Interactive Media & Services - 0.1%
Meta Platforms, Inc.
4.80%, 05/15/2030	76,000	77,157
Internet & Catalog Retail - 0.0% (B)
Expedia Group, Inc.
2.95%, 03/15/2031	6,000	5,314
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	108,000	96,561
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Ingersoll Rand, Inc.
5.45%, 06/15/2034	$ 65,000	$ 66,788
		163,349
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	33,128
Comcast Corp.
2.94%, 11/01/2056	17,000	10,527
NBCUniversal Media LLC
4.45%, 01/15/2043	24,000	21,084
		64,739
Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	200,000	196,322
ArcelorMittal SA
6.55%, 11/29/2027	101,000	105,258
Glencore Funding LLC
2.63%, 09/23/2031 (C)	82,000	68,855
		370,435
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	10,000	8,667
2.25%, 03/15/2026	35,000	33,339
Kilroy Realty LP
4.25%, 08/15/2029	69,000	63,788
		105,794
Oil, Gas & Consumable Fuels - 1.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	46,000	41,027
Chevron USA, Inc.
3.25%, 10/15/2029	47,000	44,359
Diamondback Energy, Inc.
5.40%, 04/18/2034	114,000	114,979
Enbridge, Inc.
5.63%, 04/05/2034	95,000	96,907
Energy Transfer LP
5.15%, 03/15/2045	75,000	67,550
5.55%, 02/15/2028	43,000	43,801
5.95%, 10/01/2043	28,000	27,647
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	87,219
EQM Midstream Partners LP
6.38%, 04/01/2029 (C)(E)	23,000	23,482
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	38,000	38,739
Occidental Petroleum Corp.
5.20%, 08/01/2029	46,000	46,272
5.55%, 03/15/2026	62,000	62,185
ONEOK, Inc.
6.10%, 11/15/2032	100,000	105,355
Ovintiv, Inc.
6.25%, 07/15/2033	67,000	69,843
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos
6.84%, 01/23/2030	$ 139,000	$ 124,423
7.69%, 01/23/2050	17,000	12,489
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	52,000	48,378
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	40,028
Shell International Finance BV
2.50%, 09/12/2026	103,000	98,525
3.75%, 09/12/2046	30,000	23,850
Western Midstream Operating LP
6.15%, 04/01/2033	69,000	71,696
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	26,764
		1,315,518
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	41,196	38,698
United Airlines Pass-Through Trust
3.75%, 03/03/2028	46,303	44,962
		83,660
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	112,000	114,319
Pharmaceuticals - 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	85,000	86,226
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	33,000	33,089
Merck & Co., Inc.
5.00%, 05/17/2053	87,000	83,109
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	75,000	72,832
Viatris, Inc.
2.30%, 06/22/2027	47,000	43,465
		318,721
Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	52,000	51,482
5.10%, 12/15/2027	79,000	79,515
		130,997
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	86,000	86,293
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (E)	115,000	109,239
Broadcom, Inc.
3.14%, 11/15/2035 (C)	87,000	71,506
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	200,000	203,349
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.
3.30%, 03/01/2050	$ 80,000	$ 57,719
Microchip Technology, Inc.
0.98%, 09/01/2024	70,000	69,687
5.05%, 03/15/2029	84,000	84,683
Micron Technology, Inc.
5.30%, 01/15/2031	87,000	88,231
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	39,000	26,286
3.40%, 05/01/2030	75,000	69,218
QUALCOMM, Inc.
3.25%, 05/20/2050	65,000	47,252
		827,170
Software - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	15,000	13,456
Fiserv, Inc.
5.45%, 03/02/2028	71,000	72,553
Infor, Inc.
1.75%, 07/15/2025 (C)	68,000	65,477
Intuit, Inc.
5.50%, 09/15/2053	33,000	33,905
Oracle Corp.
3.65%, 03/25/2041	57,000	44,624
6.90%, 11/09/2052	91,000	104,051
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	114,000	112,481
		446,547
Specialized REITs - 0.2%
VICI Properties LP
4.95%, 02/15/2030	118,000	115,580
Weyerhaeuser Co.
4.00%, 04/15/2030	104,000	99,240
		214,820
Tobacco - 0.2%
BAT Capital Corp.
6.00%, 02/20/2034	104,000	107,881
Philip Morris International, Inc.
5.25%, 02/13/2034	64,000	64,276
5.63%, 11/17/2029	77,000	80,181
		252,338
Transportation Infrastructure - 0.0% (B)
United Parcel Service, Inc.
5.15%, 05/22/2034	43,000	43,704
Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
3.88%, 04/15/2030	135,000	128,266
5.15%, 04/15/2034	87,000	87,215
		215,481
Total Corporate Debt Securities (Cost $15,339,262)		14,903,004
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.7%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	$ 295,616	$ 295,577
1-Year RFUCC Treasury + 1.90%, 6.40% (D), 02/01/2041	362	365
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	206,788
3.01%, 07/25/2025	186,806	183,155
3.06% (D), 08/25/2024	184,288	183,592
Federal National Mortgage Association
3.50%, 11/01/2028 - 01/01/2029	19,212	18,757
4.00%, 10/01/2025 - 07/01/2026	2,235	2,208
4.50%, 02/01/2025 - 08/01/2052	187,823	180,548
5.00%, 04/01/2039 - 02/01/2054	902,151	888,109
5.50%, 09/01/2036 - 03/01/2053	275,798	277,510
6.00%, 05/01/2038 - 06/01/2054	296,937	302,143
1-Year RFUCC Treasury + 1.75%, 6.25% (D), 03/01/2041	404	410
6.50%, 05/01/2040	13,212	13,682
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (D), 02/16/2053	66,941	1,043
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	88,798
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2039 - 08/01/2054 (F)	1,172,000	987,213
2.50%, 08/01/2039 - 08/01/2054 (F)	2,535,000	2,150,153
3.00%, 08/01/2039 - 08/01/2054 (F)	2,055,000	1,801,170
3.50%, 08/01/2039 - 08/01/2054 (F)	1,602,000	1,460,346
4.00%, 08/01/2054 (F)	890,000	831,046
4.50%, 08/01/2054 (F)	827,000	793,986
5.50%, 08/01/2054 (F)	1,029,000	1,028,858
6.00%, 08/01/2054 (F)	364,000	368,776
Total U.S. Government Agency Obligations (Cost $11,938,604)		12,064,233
U.S. GOVERNMENT OBLIGATIONS - 10.1%
U.S. Treasury - 9.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	194,000	99,145
1.88%, 02/15/2051 - 11/15/2051	508,000	304,343
2.00%, 02/15/2050	184,000	115,014
2.25%, 08/15/2046 - 02/15/2052	215,000	143,882
2.38%, 02/15/2042 - 05/15/2051	277,000	200,744
2.50%, 02/15/2045 - 05/15/2046	585,000	426,861
2.75%, 08/15/2042 - 11/15/2047	682,500	526,057
2.88%, 08/15/2045 - 05/15/2049	332,300	255,875
3.00%, 05/15/2042 - 08/15/2052	332,700	261,499
3.13%, 02/15/2042 - 05/15/2048	333,500	272,977
3.63%, 02/15/2044 - 05/15/2053	717,600	634,286
3.88%, 02/15/2043	107,000	99,301
4.00%, 11/15/2052	115,000	107,705
4.13%, 08/15/2053	63,000	60,322
4.25%, 05/15/2039 - 02/15/2054	311,000	307,147
4.63%, 05/15/2044 - 05/15/2054	430,000	447,339
4.75%, 11/15/2043 - 11/15/2053	342,000	360,471
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	$ 692,000	$ 568,483
0.88%, 06/30/2026	88,000	82,417
1.13%, 10/31/2026 - 02/15/2031	823,000	730,289
1.25%, 11/30/2026	883,000	824,501
1.38%, 11/15/2031	356,000	296,328
1.50%, 08/15/2026	253,000	239,085
1.63%, 02/15/2026 - 05/15/2031	788,900	696,716
2.25%, 11/15/2027	136,300	128,543
2.75%, 02/15/2028	134,000	128,064
2.88%, 05/15/2028 - 05/15/2032	521,200	497,015
3.13%, 11/15/2028	220,500	212,541
3.63%, 05/31/2028	259,000	255,014
4.13%, 07/31/2028 - 07/31/2031	530,000	532,784
4.38%, 08/31/2028 - 05/15/2034	654,000	664,150
4.50%, 05/31/2029	201,000	205,365
4.63%, 04/30/2029	76,000	77,992
		10,762,255
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050 (G)	0	0
1.75%, 01/15/2028	107,934	107,029
2.50%, 01/15/2029	398,892	409,400
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	214,356	194,739
		711,168
Total U.S. Government Obligations (Cost $12,470,814)		11,473,423
MORTGAGE-BACKED SECURITIES - 2.4%
Alternative Loan Trust
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	137,967	52,254
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (C)	33,700	31,172
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (C)	141,516	142,685
CIM Trust
Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (C)	139,616	121,720
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 02/10/2048	157,700	155,344
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (C)	16,801	16,289
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (C)	94,451	95,058
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (C)	310,000	291,604
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (C)	$ 123,951	$ 101,857
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (C)	105,768	94,111
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (C)	150,000	147,658
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.07% (D), 03/18/2035	9,955	8,445
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 6.26% (D), 10/25/2034	6,797	6,645
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.48% (D), 08/25/2037	79,318	55,693
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 6.10% (D), 10/25/2028	3,519	3,295
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (C)	20,666	19,168
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (C)	10,544	9,917
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (C)	27,023	25,480
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (C)	19,378	18,206
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (C)	17,232	15,921
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (C)	34,362	32,997
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	60,206	57,293
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (C)	20,700	19,716
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (C)	23,461	22,415
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (C)	77,873	72,538
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (C)	63,938	59,548
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (D), 03/25/2063 (C)	74,112	74,572
Series 2024-NQM4, Class A1, 6.07% (D), 01/25/2064 (C)	94,570	94,948
Series 2024-NQM6, Class A1, 6.45% (D), 02/25/2064 (C)	97,091	98,355
Series 2024-NQM7, Class A1, 6.24% (D), 03/25/2064 (C)	97,807	98,714
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 6.16% (D), 01/19/2034	24,310	22,812
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (D), 07/25/2057 (C)	$ 3,309	$ 3,267
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (C)	15,066	14,560
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (C)	20,376	19,869
Series 2018-3, Class A1, 3.75% (D), 05/25/2058 (C)	64,233	62,541
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (C)	111,510	103,838
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	98,371	88,143
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (C)	120,726	110,409
Series 2022-1, Class A1, 3.75% (D), 07/25/2062 (C)	77,741	73,401
Series 2023-1, Class A1, 3.75%, 01/25/2063 (C)	197,582	187,319
Total Mortgage-Backed Securities (Cost $2,946,791)		2,729,777
ASSET-BACKED SECURITIES - 1.9%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	28,410	26,278
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (C)	100,000	102,124
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	100,000	101,203
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	78,832	79,163
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	100,000	101,012
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.54% (D), 10/18/2030 (C)	256,692	257,117
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	95,000	96,535
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	30,457	30,432
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (C)	71,445	56,284
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (C)	192,952	160,783
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	100,000	101,179
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	$ 46,162	$ 47,104
Series 2024-2A, Class A, 5.50%, 03/25/2038 (C)	95,054	96,513
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	100,127	101,141
JGWPT XXVI LLC
Series 2012-2A, Class A, 3.84%, 10/15/2059 (C)	94,091	87,110
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	98,424	89,249
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	68,246	68,173
Series 2024-1A, Class A, 5.32%, 02/20/2043 (C)	93,122	93,800
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.64% (D), 07/20/2030 (C)	63,246	63,338
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (C)	34,881	33,321
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	49,559	49,560
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	57,288	57,738
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	68,427	69,853
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	81,784	82,209
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (C)	40,240	40,260
Total Asset-Backed Securities (Cost $2,146,273)		2,091,479
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (C)	150,000	154,183
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	110,983
Serbia - 0.2%
Serbia International Bonds
6.00%, 06/12/2034 (C)	200,000	199,380
Total Foreign Government Obligations (Cost $461,728)		464,546

	Shares	Value
PREFERRED STOCK - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month Term SOFR + 6.63%, 11.89% (D)	950	$ 27,711
Total Preferred Stock (Cost $27,412)		27,711

	Principal	Value
COMMERCIAL PAPER - 6.5%
Banks - 2.8%
ABN AMRO Funding USA LLC
5.36% (H), 08/01/2024 (C)	$ 400,000	399,941
Australia & New Zealand Banking Group Ltd.
5.38% (H), 08/07/2024 (C)	500,000	499,483
DNB Bank ASA
5.30% (H), 01/30/2025 (C)	450,000	438,402
Korea Development Bank
5.47% (H), 01/13/2025	400,000	390,619
Lloyds Bank PLC
5.33% (H), 08/01/2024	433,000	432,936
Nordea Bank Abp
5.39% (H), 09/03/2024 (C)	475,000	472,622
Westpac Securities NZ Ltd.
5.45% (H), 11/15/2024 (C)	500,000	492,156
		3,126,159
Chemicals - 0.4%
Air Liquide US LLC
5.34% (H), 12/20/2024 (C)	475,000	465,364
Consumer Finance - 0.3%
Toyota Motor Credit Corp.
5.53% (H), 01/06/2025	400,000	391,045
Financial Services - 2.6%
Barton Capital SA
5.59% (H), 10/04/2024 (C)	450,000	445,650
Britannia Funding Co. LLC
5.44% (H), 01/22/2025 (C)	250,000	243,687
CAFCO LLC
5.48% (H), 09/03/2024 (C)	500,000	497,465
Glencove Funding LLC
5.50% (H), 10/07/2024 (C)	475,000	470,198
GTA Funding LLC
5.45% (H), 08/30/2024 (C)	450,000	447,986
Sheffield Receivables Co. LLC
5.48% (H), 09/03/2024 (C)	475,000	472,587
Thunder Bay Funding LLC
5.50% (H), 11/15/2024 (C)	400,000	393,712
		2,971,285
Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC
5.48% (H), 09/04/2024 (C)	465,000	462,573
Total Commercial Paper (Cost $7,416,988)		7,416,426
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Bills
5.27% (H), 10/31/2024	$ 207,000	$ 204,313
5.34% (H), 09/19/2024 - 10/17/2024	529,000	523,410
5.37% (H), 09/19/2024	376,000	373,315
5.39% (H), 08/08/2024	431,000	430,560
5.40% (H), 08/01/2024 - 08/29/2024	590,000	588,428
Total Short-Term U.S. Government Obligations (Cost $2,120,012)		2,120,026

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (H)	234,808	234,808
Total Other Investment Company (Cost $234,808)		234,808

Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp.,
2.50% (H), dated 07/31/2024, to be
repurchased at $1,889,125 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $1,926,984.
$ 1,888,994	$ 1,888,994
Total Repurchase Agreement (Cost $1,888,994)	1,888,994
Total Investments (Cost $93,222,557)	122,731,562
Net Other Assets (Liabilities) - (8.6)%	(9,695,528)
Net Assets - 100.0%	$ 113,036,034
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	3	09/20/2024	$829,131	$833,700	$4,569	$—
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$67,317,135	$—	$—	$67,317,135
Corporate Debt Securities	—	14,903,004	—	14,903,004
U.S. Government Agency Obligations	—	12,064,233	—	12,064,233
U.S. Government Obligations	—	11,473,423	—	11,473,423
Mortgage-Backed Securities	—	2,729,777	—	2,729,777
Asset-Backed Securities	—	2,091,479	—	2,091,479
Foreign Government Obligations	—	464,546	—	464,546
Preferred Stock	27,711	—	—	27,711
Commercial Paper	—	7,416,426	—	7,416,426
Short-Term U.S. Government Obligations	—	2,120,026	—	2,120,026
Other Investment Company	234,808	—	—	234,808
Repurchase Agreement	—	1,888,994	—	1,888,994
Total Investments	$67,579,654	$55,151,908	$—	$122,731,562
Other Financial Instruments
Futures Contracts (J)	$4,569	$—	$—	$4,569
Total Other Financial Instruments	$4,569	$—	$—	$4,569
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $14,690,392, representing 13.0% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $229,910, collateralized by cash collateral of $234,808. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rounds to less than $1 or $(1).
(H)	Rate disclosed reflects the yield at July 31, 2024.
(I)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Balanced II (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds